Borrowings (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Borrowings [Line Items]
Short-term loans	$ 827,918			$ 493,054
Bear interest rate	18.00%		18.00%
Long-term loans	$ 952,342		¥ 6,683,160
Jun Zheng [Member]
Borrowings [Line Items]
Short-term loans	$ 178,124			90,024
Percentage of interest rate	6.00%		6.00%
Feng Zhou [Member]
Borrowings [Line Items]
Short-term loans	$ 649,794			403,030
Percentage of interest rate	6.00%		6.00%
Third Party [Member]
Borrowings [Line Items]
Short-term loans	$ 19,723	$ 5,822
Jiangsu Taizhou Rural [Member]
Borrowings [Line Items]
Bear interest rate	6.00%		6.00%
Bank Loans [Member]
Borrowings [Line Items]
Long-term loans	$ 99,749			110,798
Interest expenses	2,916	2,946
Car Loans [Member]
Borrowings [Line Items]
Long-term loans	24,675			$ 27,660
Interest expenses	$ 675	$ 682
Minimum [Member] | Feng Zhou [Member]
Borrowings [Line Items]
Percentage of interest rate	6.00%		6.00%
Maximum [Member] | Feng Zhou [Member]
Borrowings [Line Items]
Percentage of interest rate	18.00%		18.00%